N-2	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Entity Central Index Key	0001751156
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	Ellington Income Opportunities Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Document Period End Date	Dec. 31, 2025